General information, organization and basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
General Information Organization And Basis Of Preparation [Abstract]
Summary of Significant Subsidiaries, VIEs, and Subsidiaries of VIEs
As at December 31, 2021, the Company’s significant subsidiaries, VIEs, and subsidiaries of VIEs were as follows:

	Place of incorporation	Date of Incorporation or acquisition	Equity Interest Held (direct or indirect)	Principal activities
Subsidiaries
Tencent Music Entertainment Hong Kong Limited (“TME Hong Kong”) (formerly known as “Ocean Music Hong Kong Limited”)	Hong Kong	July 2016*	100%	Investment holding and music content distribution
Tencent Music (Beijing) Co., Ltd (“Beijing Tencent Music”) (formerly known as “Ocean Interactive (Beijing) Information Technology Co., Ltd.”)	PRC	July 2016*	100%	Technical support and consulting services
Yeelion Online Network Technology (Beijing) Co., Ltd. (“Yeelion Online”)	PRC	July 2016*	100%	Technical support and consulting services
Tencent Music Entertainment Technology (Shenzhen) Co., Ltd. (“TME Tech Shenzhen”)	PRC	February 2017	100%	Online music and entertainment related services
Guangzhou Shiyinlian Software Technology Co., Ltd. (“Guangzhou Shiyinlian”)	PRC	October 2019	100%	Technical support and consulting service
Variable Interest Entities
Guangzhou Kugou Computer Technology Co., Ltd. (“Guangzhou Kugou”)	PRC	July 2016*	100%	Online music and entertainment related services
Beijing Kuwo Technology Co., Ltd.(“Beijing Kuwo”)	PRC	July 2016*	100%	Online music and entertainment related services
Subsidiaries of Variable Interest Entities
Tencent Music Entertainment (Shenzhen) Co., Ltd. (“TME Shenzhen”)	PRC	July 2016*	100%	Online music and entertainment related services
Guangxi Hexian Music Co., Ltd. (“Guangxi Hexian”), (formerly known as “Xizang Qiming Music Co., Ltd.”)	PRC	February 2018	100%	Music content investments and other investments
Shenzhen Lanren Online Technology Co., Ltd (“Shenzhen Lanren”)	PRC	March 2021	100%	Audio platform

*	Representing the entities acquired by the Group on July 12, 2016.

Summary of Condensed Separate Financial Statements
The following are major financial statements amounts and balances of the Group’s VIEs and subsidiaries of VIEs as at December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 on a combined basis.

	As at December 31,
	2020	2021
	RMB’million	RMB’million
Total current assets	10,700	9,395
Total non-current assets	7,394	8,722

Total assets	18,094	18,117

Total current liabilities	(6,986)	(6,670)
Total non-current liabilities	(393)	(416)

Total liabilities	(7,379)	(7,086)

	Year ended December 31,
	2019	2020	2021
	RMB’million	RMB’million	RMB’million
Total revenues	25,379	29,094	30,949
Net profit/(loss)	1,323	1,625	(209)
Net cash (outflow)/inflow from operating activities*	(182)	454	(671)
Net cash outflow from investing activities	(185)	(1,099)	(3,554)
Net cash (outflow)/inflow from financing activities*	(34)	715	3,462
Net (decrease)/increase in cash and cash equivalents	(401)	70	(763)
Cash and cash equivalents, beginning of the year	1,728	1,327	1,397
Cash and cash equivalents, end of the year	1,327	1,397	634

*
Amounts previously reported for 2019 and 2020 have been revised and the impact of the revisions of intercompany fund transfers from operating to financing activities, which were eliminated in consolidation of the Company. The amounts of cash flow activities of the Group’s VIEs for the year ended December 31, 2019 and 2020 have been revised to reflect adjustments with decrease of RMB81 million and RMB768 million, respectively, in cash provided by operating activities, increase of RMB81 million and RMB768 million, respectively, in cash provided by financing activities. There is no impact on the previous reported consolidated financial positions and results of operations or cash flows.

The

above combined financial statements amounts and balances have included intercompany transactions which have been eliminated in the Company’s consolidated financial statements.